Working capital - Inventories (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	£ 489	£ 348
Work in progress	86	60
Maturing inventories	5,229	4,668
Finished goods and goods for resale	1,290	969
Inventories	£ 7,094	£ 6,045